Income Taxes - Significant components of current and deferred income tax expense attributable to income from continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes
Income (loss) before income taxes	$ 3,569	$ 6,935	$ 6,473	$ 15,095
Income tax benefit (expense)	$ (158)	$ (125)	$ (435)	$ (704)
Effective tax rate	(4.00%)	(2.00%)	(7.00%)	(5.00%)